SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENTED INFORMATION
Schedule of operating results by reportable segment

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
Year ended December 31, 2023:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	Great Bear	other(b),(c)	Total
Revenue
Metal sales	$1,200.8	1,149.6	522.6	557.9	454.4	349.6	—	4.8	$4,239.7
Cost of sales
Production cost of sales	406.8	538.6	182.8	343.5	357.7	223.5	—	1.5	2,054.4
Depreciation, depletion and amortization	244.4	186.6	187.8	96.8	157.2	107.8	0.5	5.7	986.8
Impairment charges and asset derecognition	—	—	—	38.9	—	—	—	—	38.9
Total cost of sales	651.2	725.2	370.6	479.2	514.9	331.3	0.5	7.2	3,080.1
Gross profit (loss)	$549.6	424.4	152.0	78.7	(60.5)	18.3	(0.5)	(2.4)	$1,159.6
Other operating expense	(3.9)	11.3	(8.2)	0.8	4.1	1.2	0.3	58.9	64.5
Exploration and business development	3.9	5.6	13.0	10.4	35.7	3.2	49.1	64.1	185.0
General and administrative	—	—	—	—	—	—	—	108.7	108.7
Operating earnings (loss)	$549.6	407.5	147.2	67.5	(100.3)	13.9	(49.9)	(234.1)	$801.4
Other expense - net									(27.3)
Finance income									40.5
Finance expense									(106.0)
Earnings from continuing operations before tax									$708.6

Capital expenditures for the year ended December 31, 2023(e)	$375.8	182.3	87.6	258.1	31.1	141.1	92.7	164.2	$1,332.9

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
Year ended December 31, 2022:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	Great Bear	other(b),(c)	Total
Revenue
Metal sales	$935.0	1,021.5	177.9	521.7	407.3	386.0	—	5.7	$3,455.1
Cost of sales
Production cost of sales	380.1	497.6	57.2	350.7	309.2	208.8	—	2.1	1,805.7
Depreciation, depletion and amortization	220.2	185.5	25.6	109.7	60.5	176.0	0.1	6.4	784.0
Impairment charges	—	—	—	—	350.0	—	—	—	350.0
Total cost of sales	600.3	683.1	82.8	460.4	719.7	384.8	0.1	8.5	2,939.7
Gross profit (loss)	$334.7	338.4	95.1	61.3	(312.4)	1.2	(0.1)	(2.8)	$515.4
Other operating (income) expense	30.3	5.6	7.7	(3.1)	5.2	2.0	1.5	64.6	113.8
Exploration and business development	4.9	1.9	5.6	5.5	10.0	4.8	60.1	61.3	154.1
General and administrative	—	—	—	—	—	—	—	129.8	129.8
Operating earnings (loss)	$299.5	330.9	81.8	58.9	(327.6)	(5.6)	(61.7)	(258.5)	$117.7
Other income - net									64.4
Finance income									18.3
Finance expense									(93.7)
Earnings from continuing operations before tax									$106.7

Capital expenditures for the year ended December 31, 2022(d)	$161.9	132.6	162.0	92.3	109.6	100.8	29.2	44.4	$832.8

	Operating segments						Non-operating segments(a)
				Fort	Round	Bald		Corporate and
	Tasiast	Paracatu	La Coipa	Knox	Mountain	Mountain	Great Bear	other(b),(c)	Total
Property, plant and equipment at:
December 31, 2023	$2,325.4	1,653.3	379.1	566.2	383.9	347.2	1,491.1	817.0	$7,963.2

Total assets at:
December 31, 2023	$3,081.6	1,972.8	519.7	932.0	731.1	513.0	1,498.4	1,294.7	$10,543.3

	Operating segments						Non-operating segments(a)
								Corporate and
	Tasiast	Paracatu	La Coipa	Fort Knox	Round Mountain	Bald Mountain	Great Bear	other(b),(c)	Total
Property, plant and equipment at:
December 31, 2022	$2,269.2	1,623.1	487.5	424.1	588.7	305.8	1,397.1	645.9	$7,741.4

Total assets at:
December 31, 2022	$2,972.7	1,973.8	636.7	826.1	827.1	500.0	1,401.4	1,258.6	$10,396.4

(a)	Non-operating segments include development and pre-development properties.
(b)	Corporate and other includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, Lobo-Marte, Manh Choh, and Maricunga).
(c)

Corporate and other includes metal sales and operating income (loss) of Maricunga of $4.8 million and $0.4 million, respectively, for the year ended December 31, 2023 ($5.7 million and $(40.0) million, respectively, for the year ended December 31, 2022). Maricunga continues to sell its remaining finished metals inventories after transitioning all processing activities to care and maintenance in 2019. Maricunga’s operating loss includes net reclamation recovery (expense) of $29.1 million for the year ended December 31, 2023 ($(26.8) million for the year ended December 31, 2022).

(d)

Segment capital expenditures are presented on an accrual basis and include capitalized interest. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

Schedule of metal sales and plant and equipment by geographic region

	Metal Sales
	As at December 31,
	2023	2022
Geographic information(a)
United States	$1,361.9	$1,315.0
Mauritania	1,200.8	1,021.5
Brazil	1,149.6	935.0
Chile	527.4	183.6
Total	$4,239.7	$3,455.1

(a)	Geographic location is determined based on location of the mining assets.

	Property, Plant and Equipment
	As at December 31,
	2023	2022
Geographic information(a)
Mauritania	$2,335.1	$2,280.6
United States	1,668.6	1,629.4
Brazil	1,658.8	1,518.6
Canada	1,495.9	1,402.5
Chile	804.8	910.3
Total	$7,963.2	$7,741.4

(a)	Geographic location is determined based on location of the mining assets.

Schedule of significant customers

					Round	Bald	Corporate and
Year ended December 31, 2023:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$353.9	85.9	24.8	43.7	46.8	38.6	1.1	594.8
2	155.2	163.2	27.7	100.3	66.8	80.2	0.5	593.9
3	203.1	96.6	100.9	66.9	37.3	39.3	1.1	545.2
4	—	134.5	132.0	64.2	65.8	60.2	0.3	457.0
5	249.5	77.4	12.1	39.5	60.3	14.2	—	453.0
								$2,643.9
% of total metal sales								62.4%

					Round	Bald	Corporate and
Year ended December 31, 2022:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$—	243.6	48.9	41.0	108.1	91.7	1.6	534.9
2	211.1	150.6	18.7	43.5	55.5	41.8	0.6	521.8
3	293.2	60.6	2.3	35.9	20.5	30.3	0.6	443.4
4	112.5	117.9	36.4	95.5	17.3	32.0	—	411.6
5	196.3	64.8	44.1	48.7	31.0	15.8	0.6	401.3
								$2,313.0
% of total metal sales								66.9%

(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2023 and 2022.